Other Long-term Liabilities - Summary of Other Long-term Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Long-term duties and levies payable relating to leases	¥ 1,487	¥ 1,398
Deferred gains in sale and leaseback transactions	0	1,115
Deferred gains relating to government grants	152	179
Provision for early retirement benefit obligations and other benefit obligations	295	324
Other long-term payables	638	666
Other long-term liabilities	2,572	3,682
Less: current portion included in other payables and accruals (note 37)	(294)	(234)
Non-current portion	¥ 2,278	¥ 3,448